Property and equipment, net - Impairment loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and equipment, net
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0